Net interest income (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Interest income
Total interest income calculated using the effective interest rate method	$ 26,596	$ 32,518	$ 31,987
Total other interest income	451	704	584
Total interest income	27,047	33,222	32,571
Interest expense
Total interest expense	(10,351)	(16,315)	(16,066)
Net interest income	16,696	16,907	16,505
Estimated customer refunds, payments, associated costs and litigation recognised as a reduction in Interest income	170	372	127
AASB 16 Leases
Interest expense
Interest expense on lease liabilities	64
Calculated using the effective interest rate method
Interest income
Cash and balances with central banks	135	334	326
Collateral paid	75	201	129
Available-for-sale securities			1,914
Investment securities	1,521	1,919
Loans	24,848	30,029	29,583
Other financial assets	17	35	35
Total interest income calculated using the effective interest rate method	26,596	32,518	31,987
Interest expense
Collateral received	(26)	(57)	(45)
Deposits and other borrowings	(4,652)	(7,967)	(8,141)
Debt issues	(2,907)	(4,706)	(4,325)
Loan capital	(800)	(776)	(774)
Other financial liabilities	(98)	(274)	(318)
Total interest expense	(8,483)	(13,780)	(13,603)
Other
Interest income
Net ineffectiveness on qualifying hedges	87	28	(18)
Trading securities and financial assets measured at FVIS	359	662	564
Loans	5	14	38
Total other interest income	451	704	584
Interest expense
Deposits and other borrowings	(402)	(978)	(880)
Trading liabilities	(787)	(915)	(959)
Debt issues	(107)	(163)	(155)
Bank levy	(408)	(391)	(378)
Other interest expense	(164)	(88)	(91)
Total interest expense	(1,868)	(2,535)	$ (2,463)
Parent Entity
Interest income
Total interest income calculated using the effective interest rate method	26,025	32,736
Total other interest income	598	776
Total interest income	26,623	33,512
Interest expense
Total interest expense	(12,539)	(19,295)
Net interest income	14,084	14,217
Estimated customer refunds, payments, associated costs and litigation recognised as a reduction in Interest income	164	353
Parent Entity | AASB 16 Leases
Interest expense
Interest expense on lease liabilities	56
Parent Entity | Calculated using the effective interest rate method
Interest income
Cash and balances with central banks	122	311
Collateral paid	74	197
Investment securities	1,385	1,750
Loans	21,488	26,171
Other financial assets	16	33
Due from subsidiaries	2,940	4,274
Total interest income calculated using the effective interest rate method	26,025	32,736
Interest expense
Collateral received	(23)	(51)
Deposits and other borrowings	(3,782)	(6,745)
Debt issues	(2,549)	(4,218)
Due to subsidiaries	(3,601)	(4,905)
Loan capital	(800)	(776)
Other financial liabilities	(98)	(273)
Total interest expense	(10,853)	(16,968)
Parent Entity | Other
Interest income
Net ineffectiveness on qualifying hedges	77	26
Trading securities and financial assets measured at FVIS	338	633
Loans	5	14
Due from subsidiaries	178	103
Total other interest income	598	776
Interest expense
Deposits and other borrowings	(385)	(961)
Trading liabilities	(640)	(828)
Debt issues	(74)	(140)
Bank levy	(408)	(391)
Due to subsidiaries	(29)	78
Other interest expense	(150)	(85)
Total interest expense	$ (1,686)	$ (2,327)